Real Estate and Other Assets Acquired in Settlement of Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of real estate and other assets acquired in settlement of loans
Repossessed assets	$ 41	$ 468
Total	19,542	29,729	22,997	23,592
Less valuation allowance for other real estate owned	(4,675)	(6,137)	(6,977)	(6,158)
Total other real estate owned and foreclosed assets	14,867	23,592
Commercial
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure		329
Real estate construction - residential
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	114	112
Real estate construction - commercial
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	10,020	13,392
Real estate mortgage - residential
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	830	1,227
Real estate mortgage - commercial
Summary of real estate and other assets acquired in settlement of loans
Real estate acquired through foreclosure	$ 8,537	$ 14,201